Ivy Funds

Supplement dated December 3, 2012 to the

Ivy Funds Prospectus

dated July 31, 2012

and as supplemented September 12, 2012

The following replaces the Annual Fund Operating Expenses table and footnotes in the “Fees and Expenses” section on page 71 for Ivy Cundill Global Value Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.61%	0.81%	0.42%	1.11%	0.27%	0.29%
Total Annual Fund Operating Expenses	1.86%	2.81%	2.42%	2.36%	1.27%	1.54%
Fee Waiver and/or Expense Reimbursement[2,3,4]	0.14%	0.14%	0.14%	0.77%	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.72%	2.67%	2.28%	1.59%	1.13%	1.40%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2014, Ivy Investment Management Company (IICO), the Fund’s investment manager, has contractually agreed to reduce the management fee paid by the Fund by an annual rate of 0.14% of average daily net assets. Prior to that date, the reduction may not be terminated by IICO or the Board of Trustees.

[3]

Through July 31, 2013, IICO, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class A shares at 1.90% and Class E shares at 1.59%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[4]

Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

The following replaces the “Example” section on pages 71-72 for Ivy Cundill Global Value Fund:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same taking into account that expenses were reduced for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$740	$1,113	$1,511	$2,619
Class B Shares	670	1,158	1,572	2,901
Class C Shares	231	741	1,278	2,746
Class E Shares	747	1,260	1,797	3,261
Class I Shares	115	389	684	1,522
Class Y Shares	143	473	826	1,823

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$740	$1,113	$1,511	$2,619
Class B Shares	270	858	1,472	2,901
Class C Shares	231	741	1,278	2,746
Class E Shares	747	1,260	1,797	3,261
Class I Shares	115	389	684	1,522
Class Y Shares	143	473	826	1,823

Supplement	Prospectus	1

The following replaces the last paragraph of the “Principal Investment Strategies” section on page 132 for Ivy Global Natural Resources Fund:

The Fund may, but is not required to, use a range of derivative instruments to hedge market risk on equity securities, increase exposure to specific sectors or companies, and manage exposure to various foreign currencies and precious metals. In an effort to hedge market risk and increase exposure to equity markets, the Fund may utilize futures on equity indices and/or purchase option contracts on individual equity securities and exchange-traded funds (ETFs). In seeking to manage foreign currency exposure, the Fund may utilize forward contracts to either increase or decrease exposure to a given currency. In seeking to manage the Fund’s exposure to precious metals, IICO may utilize futures contracts, both long and short positions as well as options contracts, both written and purchased, on precious metals.

The following is added alphabetically to the “Principal Investment Risks” section on page 132 for Ivy Global Natural Resources Fund:

■

Commodities Risk. Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund’s investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, the Fund may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments. Moreover, under the federal tax law, the Fund may not earn more than 10% of its annual gross income from gains resulting from selling commodities (and other non-qualifying income). Accordingly, the Fund may be required to hold its commodities or to sell them at a loss, or to sell portfolio securities at a gain, when for investment reasons it would not otherwise do so.

The following replaces the Annual Fund Operating Expenses table and footnotes in the “Fees and Expenses” section on page 136 for Ivy Real Estate Securities Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.25%
Other Expenses	0.58%	0.99%	0.59%	1.21%	0.25%	0.34%	0.24%
Total Annual Fund Operating Expenses	1.73%	2.89%	2.49%	2.36%	1.15%	1.74%	1.39%
Fee Waiver and/or Expense Reimbursement[2,3,4]	0.10%	0.10%	0.10%	0.69%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.63%	2.79%	2.39%	1.67%	1.05%	1.64%	1.29%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2014, Ivy Investment Management Company (IICO), the Fund’s investment manager, has contractually agreed to reduce the management fee paid by the Fund by an annual rate of 0.10% of average daily net assets. Prior to that date, the reduction may not be terminated by IICO or the Board of Trustees.

[3]

Through July 31, 2013, IICO, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class E shares at 1.67%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[4]

Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

The following replaces the “Example” section on pages 136-137 for Ivy Real Estate Securities Fund:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same taking into account that expenses were reduced for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$731	$1,079	$1,451	$2,491
Class B Shares	682	1,185	1,614	2,931
Class C Shares	242	766	1,317	2,818
Class E Shares	755	1,267	1,804	3,266
Class I Shares	107	355	623	1,389
Class R Shares	167	538	934	2,043
Class Y Shares	131	430	751	1,660

2	Prospectus	Supplement

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$731	$1,079	$1,451	$2,491
Class B Shares	282	885	1,514	2,931
Class C Shares	242	766	1,317	2,818
Class E Shares	755	1,267	1,804	3,266
Class I Shares	107	355	623	1,389
Class R Shares	167	538	934	2,043
Class Y Shares	131	430	751	1,660

The following replaces the third sentence of the first paragraph of the “Additional Information about Principal Investment Strategies, Other Investments and Risks” section on page 163 for Ivy Global Income Allocation Fund:

The Fund ordinarily invests at least 25% of its total assets in fixed income securities, which may include loan participations and other loan instruments.

The following is added alphabetically to the Non-Principal Risks in the “Additional Information about Principal Investment Strategies, Other Investments and Risks” section on page 164 for Ivy Global Income Allocation Fund:

■	Loan Participation Risk

The following is added alphabetically to the Principal Risks in the “Additional Information about Principal Investment Strategies, Other Investments and Risks” section on page 171 for Ivy Global Natural Resources Fund:

■	Commodities Risk

The following is deleted from the Non-Principal Risks in the “Additional Information about Principal Investment Strategies, Other Investments and Risks” section on page 171 for Ivy Global Natural Resources Fund:

■	Commodities Risk

The following replaces the second bullet point of the “Your Account – Choosing a Share Class – Sales Charge Waivers for Certain Transactions” section on page 193:

■

Reinvestment once each calendar year of all or part of the proceeds of redemptions of your Class A shares into the same Fund and account from which the shares were redeemed, if the reinvestment is equal to or greater than $200 and is made within 60 calendar days of the Fund’s receipt of your redemption request. Purchases made pursuant to the Automatic Investment Service (AIS), payroll deduction and regularly scheduled contributions made by employers on behalf of their employees are not eligible for purchases at NAV under this policy. Purchases within the investment advisory products offered by Waddell & Reed, Inc. are not eligible for purchases at NAV under this policy.

The following replaces the third and fourth full paragraphs following the Special Requirements for Selling Shares table on page 205 of the “Your Account – Selling Shares” section:

You may reinvest, without a sales charge, all or part of the amount of Class A or Class E shares of a Fund you redeemed by sending to the applicable Fund the amount you want to reinvest. The reinvested amounts must be equal to or greater than $200, and received by the Fund within 60 calendar days after the date of your redemption, and the reinvestment must be made into the same Fund, account, and class of shares from which it was redeemed. The reinvestment into Class E shares will be treated as a new contribution. You may do this only once each calendar year with Class A and/or Class E shares of a Fund. This privilege may be eliminated or modified at any time without prior notice to shareholders. Purchases made pursuant to the AIS, payroll deduction and regularly scheduled contributions made by an employer on behalf of its employees are not eligible for purchases at NAV under this policy. Purchases within investment advisory products offered by Waddell & Reed, Inc. are not eligible for purchases at NAV under this policy.

The CDSC, if applicable, will not apply to the proceeds of Class A, Class B, Class C or Class E shares of a Fund which are redeemed if equal to or greater than $10 and then reinvested in shares of the same class of the Fund within 60 calendar days after such redemption. IFDI will, with your reinvestment, instruct WISC, the Funds’ transfer agent, to cancel the CDSC attributable to the amount reinvested. For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once each calendar year as to Class A shares of a Fund, once each calendar year as to Class B shares of a Fund, once each calendar year as to Class C shares of a Fund and once each calendar year as to Class E shares of a Fund. The reinvestment must be made into the same Fund, account, and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders. Purchases made pursuant to the AIS, payroll deduction and regularly scheduled contributions made by an employer on behalf of its employees are not eligible for purchases at NAV under this policy. Purchases within investment advisory products offered by Waddell & Reed, Inc. are not eligible for purchases at NAV under this policy.

Supplement	Prospectus	3